Derivative Instruments - Schedule of Fair Value of Derivative Financial Instruments and Classification In Consolidated Balance Sheets (Detail) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Rate Swap | Accounts payable and accrued liabilities
Derivatives Fair Value [Line Items]
Derivative fair value, liability		$ 0	$ 490,341
Interest Rate Swap | Other assets
Derivatives Fair Value [Line Items]
Derivative fair value, assets	$ 6,418,387	9,681,298	0
Foreign Currency Hedges | Accounts payable and accrued liabilities
Derivatives Fair Value [Line Items]
Derivative fair value, liability	(1,394,714)	(1,776,371)	0
Foreign Currency Hedges | Other assets
Derivatives Fair Value [Line Items]
Derivative fair value, assets	$ 2,202,304	$ 6,971,265	$ 4,261,100